Organization and Basis of Presentation - Summary of Cash Flow Statement of VIE and VIE's Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Net cash used in operating activities	¥ (92,300)	$ (12,640)	¥ (255,783)	¥ (456,808)
Net cash used in investing activities	(4,412)	(604)	(9,300)	(7,463)
Net cash generated from (used in) financing activities	(72)	(10)	(48,832)	(86,239)
VIE and VIE's subsidiaries [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Net cash used in operating activities	(160,551)	(21,994)	(2,768)	(139,381)
Net cash used in investing activities	(3,226)	(442)	(606)	(37,088)
Net cash generated from (used in) financing activities	¥ 0	$ 0	¥ (68,894)	¥ 377,630